Property plant and equipment net (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Property plant and equipment net
Depreciation	$ 141,934	$ 200,439
Buildings pledged as collateral for bank loans	$ 298,000		$ 351,128